UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2011

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 4/21/11
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 122

Form 13F Information Table Value Total: $294,047 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                            Title          CUSIP       Values    Shares   Investment   Other       Voting Authority
                                         Of Class                                       Discretion   Mgrs      Sole   Shared   None

ACE Ltd                                  SHS         H0023R105     1,501    23,194                      23,194
Avago Technologies LTD                   SHS         Y0486S104     2,681    86,205                      86,205
ABB LTD                              SPONSORED ADR   000375204     2,558   105,764                     105,764
Acme Packet Inc                          COM         004764106     4,209    59,321                      59,321
Amazon Com Inc                           COM         023135106     3,060    16,988                      16,988
American Express Co                      COM         025816109     3,704    81,941                      81,941
Ancestry Com Inc                         COM         032803108     4,134   116,628                     116,628
Apache Corp                              COM         037411105     2,256    17,231                      17,231
Apple Inc                                COM         037833100    10,537    30,236                      30,236
ARM Hldgs PLC                        SPONSORED ADR   042068106     4,282   152,019                     152,019
Aruba Networks Inc                       COM         043176106     1,977    58,430                      58,430
Baidu Inc                           SPON ADR REP A   056752108     5,253    38,120                      38,120
Banco Bilbao Vizcaya Argen           SPONSORED ADR   05946K101       120    10,000                      10,000
Banco Santander Brasil S A          ADS REP 1 UNIT   05967A107     3,223   262,900                     262,900
Bank of America Corporatio               COM         060505104       648    48,590                      48,590
Barclays BK PLC                    DJUBS CMDT ETN36  06738C778     1,681    32,740                      32,740
Barrick Gold Corp                        COM         067901108     5,076    97,775                      97,775
Becton Dickinson & Co                    COM         075887109     2,144    26,931                      26,931
Berkshire Hathaway Inc Del             CL B NEW      084670702     2,080    24,875                      24,875
Blackrock Inc                            COM         09247X101     2,081    10,354                      10,354
Bldrs Index Fds Tr                 EMER MK 50 ADR    09348R300     2,800    57,705                      57,705
Broadsoft Inc                            COM         11133B409     1,619    33,992                      33,992
Cavium Networks Inc                      COM         14965A101     1,949    43,369                      43,369
Cenovus Energy Inc                       COM         15135U109     2,407    61,115                      61,115
Centrais Eletricas Brasile          SPONSORED ADR    15234Q207     2,876   185,432                     185,432
Chevron Corp New                         COM         166764100     1,000     9,303                       9,303
Citigroup Inc                            COM         172967101     1,719   388,984                     388,984
Coach Inc                                COM         189754104     2,938    56,460                      56,460
ConocoPhillips                           COM         20825C104       678     8,496                       8,496
Cree Inc                                 COM         225447101     1,410    30,552                      30,552
Ctrip Com Intl Ltd                 AMERICAN DEP SHS  22943F100     2,031    48,961                      48,961
Dolby Laboratories Inc                   COM         25659T107     2,050    41,668                      41,668
Eaton Vance Mun BD FD II                 COM         27827K109       432    34,095                      34,095
Eaton Vance Mun BD FD                    COM         27827X101       325    28,528                      28,528
Encana Corp                              COM         292505104     2,124    61,520                      61,520
Expeditors Intl Wash Inc                 COM         302130109     1,213    24,178                      24,178
Exxon Mobil Corp                         COM         30231G102     5,343    63,510                      63,510
FLIR Sys Inc                             COM         302445101     3,014    87,077                      87,077
F5 Networks Inc                          COM         315616102     2,434    23,733                      23,733
First Solar Inc                          COM         336433107       462     2,870                       2,870
General Electric Co                      COM         369604103       668    33,337                      33,337
Global X FDS                       CHINA CONS ETF    37950E408       654    37,839                      37,839
Global X FDS                       BRAZIL MID CAP    37950E788       453    24,667                      24,667
Goldcorp Inc New                         COM         380956409     5,882   118,104                     118,104
Goldman Sachs Group Inc                  COM         38141G104     2,834    17,871                      17,871
Google Inc                              CL A         38259P508     8,290    14,128                      14,128
Graftech Intl Ltd                        COM         384313102     1,457    70,635                      70,635
Green Mtn Coffee Roasters                COM         393122106     1,523    23,577                      23,577
GreenHill & Co Inc                       COM         395259104       892    13,562                      13,562
HDFC Bank Ltd                      ADR REPS 3 SHS    40415F101     2,996    17,630                      17,630
ICICI Bk Ltd                             ADR         45104G104     2,974    59,683                      59,683
Imax Corp                                COM         45245E109     4,192   131,097                     131,097
Imperial Oil Ltd                       COM NEW       453038408     2,857    55,946                      55,946
Intuitive Surgical Inc                 COM NEW       46120E602     2,884     8,649                       8,649
IShares Tr                          S&P 500 INDEX    464287200     8,885    66,798                      66,798
IShares Tr                         BARCLY USAGG B    464287226     2,568    24,428                      24,428
IShares Tr                         MSCI EMERG MKT    464287234     5,668   116,460                     116,460
IShares Tr                            S&P500 GRW     464287309       306     4,449                       4,449
IShares Tr                          S&P 500 VALUE    464287408     3,082    48,684                      48,684
IShares Tr                          MSCI EAFE IDX    464287465     2,101    34,971                      34,971
IShares Tr                          S&P MC 400 GRW   464287606       448     4,063                       4,063
IShares Tr                          RUSL 3000 VALU   464287663     2,982    33,012                      33,012
IShares Tr                          S&P EURO PLUS    464287861     1,694    40,514                      40,514
IShares Tr                          S&P SMLCP GROW   464287887       514     6,501                       6,501
IShares Tr                         S&P NTL AMTFREE   464288414       597     6,000                       6,000
IShares Tr                          HIGH YLD CORP    464288513     2,049    22,280                      22,280
IShares Tr                         BARCLYS INTER CR  464288638     3,316    31,497                      31,497
IShares Tr                        BARCLYS 1-3 YR CR  464288646       667     6,385                       6,385
IShares Tr                         US PFD STK IDX    464288687     2,020    50,945                      50,945
Itau Unibanco Hldg SA             SPON ADR REP PFD   465562106     2,822   117,331                     117,331
JPMorgan Chase & Co                      COM         46625H100     3,917    84,973                      84,973
Johnson Ctls Inc                         COM         478366107     4,484   107,859                     107,859
KeyCorp NEW                              COM         493267108     2,185   246,064                     246,064
Kinder Morgan Energy Partn         UT LTD PARTNER    494550106       341     4,600                       4,600
Logmein Inc                              COM         54142L109     1,559    36,967                      36,967
Lubrizol Corp                            COM         549271104       281     2,100                       2,100
Lululemon Athletica Inc                  COM         550021109       645     7,248                       7,248
Market Vectors ETF Tr               GOLD MINER ETF   57060U100       788    13,104                      13,104
Market Vectors ETF Tr                 RUSSIA ETF     57060U506     2,342    56,255                      56,255
Market Vectors ETF Tr               BRAZL SMCP ETF   57060U613     2,267    39,973                      39,973
Netflix Inc                              COM         64110L106     2,726    11,463                      11,463
New Oriental Ed & Tech Grp             SPON ADR      647581107       641     6,403                       6,403
Northern Oil & Gas Inc NEV               COM         665531109     3,153   118,082                     118,082
Nuveen Divid Advantage Mun               COM         67066v101       169    13,320                      13,320
Nuveen Mun Value Fd Inc                  COM         670928100       221    24,435                      24,435
OpenTable Inc                            COM         68372A104     2,412    22,676                      22,676
Oracle Corp                              COM         68389X105       448    13,407                      13,407
Pharmaceutical Hlders Tr           DEPOSITRY RCPT    71712A206     1,137    17,200                      17,200
Pimco ETF Tr                       1-5 US TIP IDX    72201R205       224     4,202                       4,202
Pimco ETF Tr                       INTER MUN BD ST   72201R866     1,142    22,715                      22,715
Plum Creek Timber Co Inc                 COM         729251108       327     7,500                       7,500
Powershares ETF Trust              INDL SECT PORT    73935X369     1,897    58,813                      58,813
Powershares QQQ Trust                 UNIT SER 1     73935A104     1,119    19,486                      19,486
Powershares ETF Trust              HI YLD EQ DVDN    73935X302     2,448   275,374                     275,374
Powershares ETF Trust               DYN OIL SVCS     73935X625     3,982   150,934                     150,934
Powershares ETF Trust              DYN NETWKG PRT    73935X815       725    25,813                      25,813
Powershares ETF Trust II           DWA EMRG MKTS     73936Q207       696    37,748                      37,748
Powershares ETF Trust II           GLOB GLD&P ETF    73936Q876     6,436   131,179                     131,179
Powershares Global ETF Tru         SOVEREIGN DEBT    73936T573       740    28,008                      28,008
Precision Drilling Corp               COM 2010       74022D308     3,876   286,286                     286,286
Procter & Gamble Co                      COM         742718109     1,003    16,283                      16,283
Rovi Corp                                COM         779376102     2,096    39,073                      39,073
SPDR Gold Trust                        GOLD SHS      78463V107    22,021   157,449                     157,449
SPDR Index SHS FDS                 EURO STOXX 50     78463X202     2,279    55,985                      55,985
SPDR Series Trust                 BRCLYS CAP CONV    78464A359       483    11,448                      11,448
SPDR Series Trust                  DB INT GVT ETF    78464A490     1,266    20,948                      20,948
SPDR Series Trust                  S&P RETAIL ETF    78464A714       710    13,979                      13,979
SPDR Series Trust                 S&P 400 MDCP GRW   78464A821       936    11,431                      11,431
Salesforce Com Inc                       COM         79466L302     2,942    22,025                      22,025
Simon Ppty Group Inc NEW                 COM         828806109       280     2,612                       2,612
Solarwinds Inc                           COM         83416B109     2,992   127,531                     127,531
Stericycle Inc                           COM         858912108     1,863    21,012                      21,012
Toronto Dominion BK ONT                COM NEW       891160509       350     3,952                       3,952
Urban Outfitters Inc                     COM         917047102     3,982   133,483                     133,483
Vanguard World FDS                  UTILITIES ETF    92204A876     1,945    28,161                      28,161
Vanguard Intl Equity Index        MSCI EMR MKT ETF   922042858     1,133    23,145                      23,145
Vanguard Index FDS                    REIT ETF      922908553     2,750    47,033                       47,033
Vanguard Index FDS                 EXTEND MKT ETF   922908652     3,275    55,455                       55,455
Visa Inc                              COM CL A      92826C839     2,434    33,056                       33,056
Volcano Corporation                      COM        928645100     1,388    54,218                       54,218
WisdomTree Trust                   EMERG MKTS ETF   97717W315       258     4,215                        4,215
Wright Express Corp                      COM        98233Q105     4,028    77,703                       77,703
